Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	150 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2023
Disclosure of dividend [abstract]
Dividend declared	$ 63,180	$ 67,910	$ 49,429	$ 67,688	$ 119,980	$ 1,930,000